Changes in Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Changes in Accumulated Other Comprehensive Loss

9. Changes in Accumulated Other Comprehensive Loss

The following table summarizes the changes in accumulated other comprehensive loss, which is reported as a component of stockholders’ equity (deficit), for the years ended December 31, 2013 and 2014:

Foreign Currency Items (in thousands)
Beginning balance at January 1, 2013	$(10)
Other comprehensive income before reclassifications	(69)
Amounts reclassified from accumulated other comprehensive income	—

Ending balance at December 31, 2013	$(79)
Other comprehensive income before reclassifications	(66)
Amounts reclassified from accumulated other comprehensive income	—

Ending balance at December 31, 2014	$(145)